Share Capital and Public Offerings (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Stock Option Activity Abstract
Number of Options, Beginning balance
Weighted Average Exercise Price, Beginning balance (in Dollars per share) | $ / shares
Number of Options, Granted	1,333,123
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares	$ 1.23
Number of Options, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share) | $ / shares
Number of Options, Expired/cancelled
Weighted Average Exercise Price, Expired/cancelled (in Dollars per share) | $ / shares
Number of Options, Ending balance	1,333,123
Weighted Average Exercise Price, Ending balance (in Dollars per share) | $ / shares	$ 1.23
Options vested and exercisable	50,000
Options expected to vest	1,283,123